Debt (Details Textual) (USD $)	3 Months Ended					3 Months Ended					12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Feb. 19, 2013	Dec. 31, 2012	Jun. 30, 2012	Feb. 28, 2012	Mar. 31, 2013 Embedded Conversion Options Partial Extinguishment [Member]	Mar. 31, 2013 Embedded Conversion Options Partial Modification [Member]	Mar. 31, 2013 Debt Issuance Costs [Member]	Mar. 31, 2013 Debt Discount [Member]	Mar. 31, 2013 Promissory Note [Member]	Dec. 31, 2012 Promissory Note [Member]	Mar. 31, 2013 Related Party Guarantor [Member] Promissory Note [Member]	Dec. 31, 2012 Related Party Guarantor [Member] Promissory Note [Member]	Feb. 28, 2013 Worden [Member]	Mar. 31, 2013 Worden [Member]	Feb. 19, 2013 Worden [Member]	Dec. 31, 2012 Worden [Member] Subsequent Event [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member]	Mar. 31, 2013 Jp Nevada Trust Note [Member]	Feb. 28, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Apr. 30, 2011 Jp Nevada Trust Note [Member] Criteria One [Member]	Mar. 31, 2013 Jp Nevada Trust Note [Member] Criteria One [Member]	Dec. 31, 2012 Jp Nevada Trust Note [Member] Subsequent Event [Member]	Dec. 31, 2012 Jp Nevada Trust Note [Member] Subsequent Event [Member] Criteria One [Member]	Mar. 31, 2013 Jp Nevada Trust Note [Member] Subsequent Event [Member] Criteria Two [Member]	Feb. 28, 2013 Midcap Financial Llc [Member]	Mar. 31, 2013 Midcap Financial Llc [Member]	Feb. 28, 2013 Midcap Financial Llc [Member] Second Tranche [Member]	Dec. 31, 2012 Midcap Financial Llc [Member] Subsequent Event [Member]	Mar. 31, 2013 Midcap Financial Llc [Member] Subsequent Event [Member]	Dec. 31, 2012 Midcap Financial Llc [Member] Subsequent Event [Member] Second Tranche [Member]	Mar. 31, 2013 July Four Percent Convertible Notes [Member]	Dec. 31, 2012 July Four Percent Convertible Notes [Member]	Mar. 31, 2013 November Four Percent Convertible Notes [Member]	Dec. 31, 2012 November Four Percent Convertible Notes [Member]
Notes Issued										$ 2,100,000	$ 2,100,000	$ 2,100,000	$ 2,100,000																			$ 1,300,000	$ 1,300,000	$ 500,000	$ 500,000
Debt Instrument, Convertible, Terms of Conversion Feature																																The July 4% Convertible Notes (plus accrued interest) convert at the option of JMJ, in whole or in part and from time to time, into shares of the Company's common stock at a conversion rate equal to (i) the lessor of $0.80 per share or (ii) 80% of the average of the three lowest closing prices of the Company's common stock for the previous 20 trading days prior to conversion (subject to a "floor" price of $0.25 per share).	i) the lessor of $0.80 per share or (ii) 80% of the average of the three lowest closing prices of the Company's common stock for the previous 20 trading days prior to conversion (subject to a "floor" price of $0.25 per share).	The November 4% Convertible Notes mature on November 18, 2014 and bear a one-time interest charge of 4% due on maturity. The November 4% Convertible Notes (plus accrued interest) convert at the option of the holder, in whole or in part and from time to time, into shares of the Company's common stock at a conversion rate equal to 80% of the average of the three lowest closing prices of the Company's common stock for the previous 20 trading days prior to conversion (subject to a "floor" price of $0.25 per share).	The November 4% Convertible Notes (plus accrued interest) convert at the option of the holder, in whole or in part and from time to time, into shares of the Company's common stock at a conversion rate equal to 80% of the average of the three lowest closing prices of the Company's common stock for the previous 20 trading days prior to conversion (subject to a "floor" price of $0.25 per share).
Debt Instrument Issuance Date1										Apr. 28, 2011	Apr. 28, 2011																					Jul. 15, 2011	Jul. 15, 2011	Nov. 18, 2011	Nov. 18, 2011
Debt Instrument, Interest Rate, Stated Percentage			4.00%							12.00%	12.00%																					4.00%	4.00%	4.00%	4.00%
Debt Instrument, Maturity Date										Apr. 28, 2015	Apr. 28, 2015																					Jul. 15, 2014	Jul. 15, 2014	Nov. 18, 2014	Nov. 18, 2014
Long-term Debt, Gross																																546,000	600,023	130,000
Debt Instrument, Convertible, Number of Equity Instruments													1,000,000																				1,000,000		1,000,000
Secured Debt												1,000,000																				1,400,000
Debt Instrument, Convertible, Conversion Price																																$ 0.40	$ 0.55	$ 0.40	$ 0.55
Debt Instrument, Unamortized Discount	1,800,000		1,800,000
Debt Instrument Date Of First Required Payment1										Sep. 30, 2011	Sep. 30, 2011
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		6,363,637								1,000,000	1,000,000	1,500,000	1,500,000			250,000	250,000	533,334	266,666				266,666				1,079,137		1,079,137	1,079,137
Class of Warrant or Right, Exercise Price of Warrants or Rights				1.42	1.42					0.5	0.5	0.5	0.5			0.7	0.70	0.70	0.70				0.70				0.7		0.70	0.70
Shares To Be Vested In Period One										666,667	666,667	833,333	833,333
Shares To Be Vested In Period Two										83,333	83,333	166,667	166,667
Shares To Be Vested In Period Three										116,667	116,667	233,333	233,333
Shares To Be Vested In Period Four										133,333	133,333	266,667	266,667
Guarantor Obligations, Current Carrying Value												1,400,000	1,400,000						1,400,000
Deferred Offering Costs													546,000
Deferred Offering Costs Amortization Period													4 years
Debt Instrument Convertible Additional Funding																																		1,000,000	1,000,000
Debt Instrument, Description of Variable Rate Basis																											(LIBOR) plus 8.0%.		(LIBOR) plus 8.0
Debt Instrument Descirption Of Floor Price	LIBOR floor of 3																										LIBOR floor of 3%.
Term Loan Fee Payable Percentage Year One	5.00%																										5.00%		5.00%
Term Loan Fee Payable Percentage Year Two	3.00%																										3.00%		3.00%
Term Loan Fee Payable Percentage Thereafter	1.00%																										1.00%		1.00%
Term Loan Commitments																											7,500,000		7,500,000
Proceeds From Term Loan Commitments																										4,500,000		3,000,000			3,000,000
Royalty Expense														5,000,000	500,000		500,000
Notes Payable Principle Amount Repayment	300,000
Class Of Warrant Or Rights Issued To Lender	152,000							546,000	568,000
Class Of Warrant Or Rights Issued To Guarantors	304,000
Warrants Exercisable																		500,000	250,000				250,000
Warrants Exercised Upon Default In Payment Of Note On The Fourth Anniversary																				133,333	266,667	133,333		133,333	133,333
Embedded Derivative Expenses						54,000
Embedded Derivative, Gain on Embedded Derivative						54,000	197,000
Deferred Gain Loss On Embedded Derivative							$ 46,000